Cover	Aug. 19, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119463
Document Period End Date	Aug. 19, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2618
Blue Chip Dividend Portfolio Series 25 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in blue chip dividend-paying securities. A blue chip company is a nationally recognized company with a long-term reputation for quality, reliability and financial strength. The trust aims to provide a portfolio of securities that the sponsor believes are large-cap, high quality dividend-paying companies that have historically paid above market or sector dividend income. The sponsor believes that dividends are often a good indicator of a corporation’s current financial condition and may signal management’s belief in a profitable future for the corporation. However, there can be no assurance that any security held by the trust will meet the trust objective.
Blue Chip Growth Portfolio Series 51 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in blue chip growth securities. A blue chip company is a nationally recognized company with a long-term reputation for quality, reliability and financial strength. The trust aims to provide a portfolio of securities that the sponsor believes are large-cap, high quality growth companies that have historically achieved above market or sector growth. The sponsor believes that companies that exhibit strong growth characteristics may demonstrate an ability to accelerate revenues, returns and profits. However, there can be no assurance that any security held by the trust will meet the trust objective.
Blue Chip Value Portfolio Series 13 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in blue chip value securities. A blue chip company is a nationally recognized company with a long-term reputation for quality, reliability and financial strength. The trust aims to provide a portfolio of securities that the sponsor believes are large-cap, high quality value companies that have historically traded at below market or sector valuations. The final portfolio will reflect the sponsor’s assessment of relative value, quality, the sustainability of current dividends (if applicable), potential growth in earnings and dividends, and historic returns on capital, as well as near-term risks and opportunities. However, there can be no assurance that any security held by the trust will meet the trust objective.
Dividend Growth Portfolio Series 30 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in dividend-paying securities. The trust consists of a portfolio of dividend-paying equity securities that have historically increased their dividends. The sponsor believes that dividends are often a good indicator of a corporation’s current financial condition and furthermore, may signal management’s belief in a profitable future for the corporation. The U.S.-traded common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies. The trust may also invest in real estate investment trusts. As a result of this strategy, the trust invests significantly in the consumer products sector.